Condensed Statements Of Changes In Shareholders' Deficit - USD ($)		Total	Class B Ordinary Shares		Additional Paid In Capital	Accumulated Deficit
Balance Beginning at Jan. 12, 2021		$ 0	$ 0	[1]	$ 0	$ 0
Balance Beginning, Shares at Jan. 12, 2021	[1]		0
Issuance of Class B Ordinary shares to Sponsor	[1]	25,000	$ 1,006		23,994	0
Issuance of Class B Ordinary shares to Sponsor, Shares	[1]		10,062,500
Net income (loss)		(5,000)				(5,000)
Balance Ending at Jan. 26, 2021		20,000	$ 1,006	[1]	23,994	(5,000)
Balance Ending, Shares at Jan. 26, 2021	[1]		10,062,500
Balance Beginning at Jan. 12, 2021		0	$ 0	[1]	0	0
Balance Beginning, Shares at Jan. 12, 2021	[1]		0
Issuance of Class B Ordinary shares to Sponsor		25,000	$ 1,006		23,994	0
Issuance of Class B Ordinary shares to Sponsor, Shares			10,062,500
Accretion for Class A Ordinary Shares to redemption amount		(32,263,672)			(23,994)	(32,239,678)
Net income (loss)		(994,586)			0	(994,586)
Balance Ending at Jun. 30, 2021		(33,233,258)	$ 1,006		0	(33,234,264)
Balance Ending, Shares at Jun. 30, 2021			10,062,500
Balance Beginning at Jan. 12, 2021		0	$ 0	[1]	0	0
Balance Beginning, Shares at Jan. 12, 2021	[1]		0
Net income (loss)		4,460,101	$ (1,115,120)
Balance Ending at Sep. 30, 2021		(27,778,571)	$ 1,006		0	(27,779,577)
Balance Ending, Shares at Sep. 30, 2021			10,062,500
Balance Beginning at Jun. 30, 2021		(33,233,258)	$ 1,006		0	(33,234,264)
Balance Beginning, Shares at Jun. 30, 2021			10,062,500
Net income (loss)		5,454,687	$ (1,090,937)		0	5,454,687
Balance Ending at Sep. 30, 2021		$ (27,778,571)	$ 1,006		$ 0	$ (27,779,577)
Balance Ending, Shares at Sep. 30, 2021			10,062,500

[1]	Includes an aggregate of up to 1,312,500 Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 4). On February 12, 2021, the Company effected a 33-for-25 share split with respect to the founder shares, resulting in an aggregate of 9,487,500 founder shares issued and outstanding. On March 22, 2021, the Company effected a 35-for-33 share split with respect to the founder shares, resulting in an aggregate of 10,062,500 founder shares issued and outstanding. All share and per-share amounts have been retroactively restated to reflect the share capitalizations (see Note 4).